American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
April 30, 2026

One Choice In Retirement Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 38.5%
Diversified Bond Fund G Class	44,222,628	404,637,047
High Income Fund G Class	9,499,276	82,643,702
Inflation-Adjusted Bond Fund G Class	6,689,399	71,777,253
Short Duration Fund G Class	18,213,496	178,492,259
Short Duration Inflation Protection Bond Fund G Class	15,687,462	167,855,847
		905,406,108
Domestic Equity Funds — 31.3%
Focused Large Cap Value Fund G Class	19,142,160	211,138,027
Growth Fund G Class	1,565,107	96,285,399
Heritage Fund G Class	1,520,582	40,325,824
Large Cap Equity Fund G Class	4,088,509	204,916,048
Mid Cap Value Fund G Class	4,499,923	71,413,783
Select Fund G Class	451,019	64,360,360
Small Cap Dividend Fund G Class	2,082,554	23,928,541
Small Cap Growth Fund G Class	895,075	23,594,187
		735,962,169
International Equity Funds — 14.4%
Global Real Estate Fund G Class	1,687,595	25,077,659
International Growth Fund G Class	10,013,977	139,394,555
International Small-Mid Cap Fund G Class	1,226,873	16,072,036
International Value Fund G Class	12,866,109	156,580,548
		337,124,798
International Fixed Income Funds — 13.1%
Emerging Markets Debt Fund G Class	2,823,913	26,657,743
Global Bond Fund G Class	32,095,343	279,871,392
		306,529,135
Money Market Funds — 2.7%
U.S. Government Money Market Fund G Class	64,498,109	64,498,109
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,931,378,611)		2,349,520,319
OTHER ASSETS AND LIABILITIES — 0.0%		(1)
TOTAL NET ASSETS — 100.0%		$2,349,520,318

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV per share.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$531,334	$21,614	$165,167	$16,856	$404,637	44,223	$(14,279)	$16,724
High Income Fund	100,269	4,857	24,716	2,234	82,644	9,499	(2,285)	4,857
Inflation-Adjusted Bond Fund	92,523	1,759	24,487	1,982	71,777	6,689	(558)	1,759
Short Duration Fund	219,488	7,162	50,493	2,335	178,492	18,213	(2,527)	7,162
Short Duration Inflation Protection Bond Fund	203,793	5,320	41,140	(117)	167,856	15,687	1,547	5,320
Focused Large Cap Value Fund	226,711	24,672	35,296	(4,949)	211,138	19,142	11,400	24,234
Growth Fund	104,565	16,062	8,372	(15,970)	96,285	1,565	11,456	13,412
Heritage Fund	48,132	5,995	2,837	(10,964)	40,326	1,521	3,536	5,995
Large Cap Equity Fund	266,243	40,514	51,729	(50,112)	204,916	4,089	36,071	40,514
Mid Cap Value Fund	81,829	9,318	15,541	(4,192)	71,414	4,500	3,932	9,318
Select Fund	69,966	5,569	13,112	1,937	64,360	451	991	5,569
Small Cap Dividend Fund	26,058	536	6,596	3,931	23,929	2,083	(560)	536
Small Cap Growth Fund	26,226	1,428	4,337	277	23,594	895	1,543	1,428
Global Real Estate Fund	25,526	986	3,872	2,438	25,078	1,688	625	986
International Growth Fund	121,178	27,282	11,508	2,442	139,394	10,014	(15)	6,257
International Small-Mid Cap Fund	14,791	1,952	2,727	2,056	16,072	1,227	338	508
International Value Fund	141,866	26,987	32,639	20,367	156,581	12,866	3,980	14,104
Emerging Markets Debt Fund	31,778	1,518	8,427	1,789	26,658	2,824	(738)	1,518
Global Bond Fund	385,564	13,398	125,380	6,289	279,871	32,095	(8,527)	13,129
U.S. Government Money Market Fund	—	68,170	3,672	—	64,498	64,498	—	1,028
	$2,717,840	$285,099	$632,048	$(21,371)	$2,349,520	253,769	$45,930	$174,358
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.